FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      February 17, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       65

Form 13F Information Table Value Total:       $40038



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      507     8978 SH       SOLE                              8978
AT&T Corp                      COM              00206R102     1015    34561 SH       SOLE                             34561
Abbott Laboratories            COM              002824100      476     9926 SH       SOLE                              9926
Accenture PLC                  COM              g1150g111      457     9420 SH       SOLE                              9420
Activision Blizzard, Inc.      COM              00507v109      188    15140 SH       SOLE                             15140
Amazon.Com Inc                 COM              023135106      441     2450 SH       SOLE                              2450
American Electric Power Co Inc COM              025537101      299     8300 SH       SOLE                              8300
Amgen Inc                      COM              031162100      268     4875 SH       SOLE                              4875
Amphenol Corp-CL A             COM              032095101     1345    25475 SH       SOLE                             25475
Apache Corp                    COM              037411105      414     3475 SH       SOLE                              3475
Apple Inc                      COM              037833100     1024     3175 SH       SOLE                              3175
Arch Capital Group             COM              G0450A105      272     3090 SH       SOLE                              3090
BB&T Corporation               COM              054937107      210     8000 SH       SOLE                              8000
Bank of America Corp           COM              060505104      245    18347 SH       SOLE                             18347
Bristol Myers Squibb Co        COM              110122108      323    12215 SH       SOLE                             12215
CVS/Caremark Corp              COM              126650100      509    14647 SH       SOLE                             14647
Caterpillar Inc                COM              149123101      295     3150 SH       SOLE                              3150
Chevron Corp                   COM              166764100     1562    17115 SH       SOLE                             17115
Cimarex Energy Co              COM              171798101      274     3100 SH       SOLE                              3100
Cisco Systems Inc              COM              17275R102      742    36700 SH       SOLE                             36700
Coach Inc                      COM              189754104     1033    18675 SH       SOLE                             18675
Coca Cola Co                   COM              191216100     1165    17718 SH       SOLE                             17718
Colgate Palmolive Co           COM              194162103      270     3359 SH       SOLE                              3359
Costco Wholesale Corp          COM              22160K105      332     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      646    13700 SH       SOLE                             13700
Dell Inc                       COM              24702R101      775    57200 SH       SOLE                             57200
Disney, Walt Co                COM              254687106      278     7420 SH       SOLE                              7420
Dow Chemical Co                COM              260543103      256     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     2329    31849 SH       SOLE                             31849
Freeport McMoran Copper & Gold COM              35671D857      420     3500 SH       SOLE                              3500
General Electric Co            COM              369604103      345    18864 SH       SOLE                             18864
Gilead Sciences Inc.           COM              375558103      445    12275 SH       SOLE                             12275
Goldman Sachs Group Inc        COM              38141g104      473     2815 SH       SOLE                              2815
Google                         COM              38259P508      365      615 SH       SOLE                               615
Home Depot Inc                 COM              437076102      964    27492 SH       SOLE                             27492
Illinois Tool Works Inc        COM              452308109     1082    20259 SH       SOLE                             20259
International Business Machine COM              459200101      714     4868 SH       SOLE                              4868
JPMorgan Chase & Co            COM              46625H100      292     6875 SH       SOLE                              6875
Johnson & Johnson              COM              478160104     1896    30649 SH       SOLE                             30649
Kellogg Co                     COM              487836108      310     6070 SH       SOLE                              6070
Marathon Grp                   COM              902905827      207     5581 SH       SOLE                              5581
McDonalds Corp                 COM              580135101      257     3354 SH       SOLE                              3354
Medtronic Inc                  COM              585055106      723    19480 SH       SOLE                             19480
Merck & Co Inc                 COM              58933Y105      202     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104     1893    67825 SH       SOLE                             67825
Nike Inc Cl B                  COM              654106103      433     5070 SH       SOLE                              5070
Nordstrom Inc                  COM              655664100      215     5075 SH       SOLE                              5075
Northern Trust Corp.           COM              665859104      519     9370 SH       SOLE                              9370
Omnicom Group                  COM              681919106      412     9005 SH       SOLE                              9005
Pfizer Inc                     COM              717081103      202    11526 SH       SOLE                             11526
Praxair Inc                    COM              74005P104      414     4335 SH       SOLE                              4335
Procter & Gamble Co            COM              742718109     1427    22190 SH       SOLE                             22190
Reliance Steel                 COM              759509102      513    10030 SH       SOLE                             10030
Schlumberger Ltd               COM              806857108      419     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      537    14048 SH       SOLE                             14048
St Jude Medical Inc            COM              790849103      377     8825 SH       SOLE                              8825
Stryker Corp                   COM              863667101      284     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      251     9300 SH       SOLE                              9300
United Technologies Corp       COM              913017109     1784    22663 SH       SOLE                             22663
Verizon Communications         COM              92343v104      348     9740 SH       SOLE                              9740
Wal-Mart Stores Inc            COM              931142103     1279    23725 SH       SOLE                             23725
Walgreen Co                    COM              931422109      754    19350 SH       SOLE                             19350
Wellpoint                      COM              94973V107      341     6000 SH       SOLE                              6000
Wells Fargo Company            COM              949746101      385    12430 SH       SOLE                             12430
Western Digital Corp           COM              958102105      604    17825 SH       SOLE                             17825